CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 129,365	$ 121,467	$ 110,916
Restricted cash	215	1,641	3,330
Accounts receivable, net of allowance of $2,570 and $2,503 at December 31, 2020 and 2019, respectively	7,646	1,774	5,995
Prepaid rent	3,009	9,907	13,882
Prepaid expenses	6,204	3,112	3,655
Other current assets	10,270	8,375	3,190
Total current assets	156,709	146,276	140,968
Property and equipment, net	22,987	24,204	30,102
Other non-current assets	17,149	7,041	8,190
Total assets	196,845	177,521	179,260
Current liabilities
Accounts payable	10,072	10,915	7,114
Accrued liabilities	14,130	8,248	8,909
Sales tax payable	9,574	6,880	4,656
Deferred revenue	27,715	10,203	6,863
Current portion of long-term debt	17,892	17,038	5,753
Other current liabilities	874	917	197
Total current liabilities	259,168	54,201	33,492
Deferred rent	44,110	28,760	25,172
Long-term debt	12,715	25,022	18,274
Other non-current liabilities	5,216	2,935	822
Total liabilities	321,209	110,918	77,760
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity	568,483	567,463	360,170
Stockholders’ deficit:
Additional paid-in capital	37,271	13,898	5,032
Cumulative translation adjustment	7,380	5,666	6,406
Accumulated deficit	(737,499)	(520,425)	(270,109)
Total stockholders’ equity (deficit)	(692,847)	(500,860)	(258,670)
Total liabilities, mezzanine equity, and stockholders’ deficit	196,845	177,521	179,260
Redeemable Convertible Preferred Stock
Mezzanine equity:
Total mezzanine equity	518,750	517,730	314,967
Exchangeable Preferred Stock
Mezzanine equity:
Total mezzanine equity	49,733	49,733	45,203
Common Stock
Stockholders’ deficit:
Common and exchangeable stock	1	1	1
Exchangeable AA Stock
Stockholders’ deficit:
Common and exchangeable stock	$ 0	$ 0	$ 0